Stockholders' Equity - Schedule of Outstanding Stock Warrants Activities (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders Equity - Schedule Of Outstanding Stock Warrants Activities
Number of warrants, Beginning Balance	4,000	4,000	4,000
Number of warrants, Granted
Number of warrants, Exercised
Number of warrants, Forfeited
Number of warrants, Cancelled
Number of warrants, Ending Balance	4,000	4,000	4,000
Weighted Average Exercise Price, Beginning Balance	$ 60.00	$ 60.00	$ 60.00
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Ending Balance	$ 60.00	$ 60.00	$ 60.00
Weighted Average Remaining Contractual Life (Years), Beginning Balance	4 months 13 days	1 year 4 months 13 days	2 years 4 months 13 days
Weighted Average Remaining Contractual Life (Years), Ending Balance	4 months 13 days	4 months 13 days	1 year 4 months 13 days